Document and Entity Information	12 Months Ended
Mar. 31, 2022
Entity Addresses [Line Items]
Document Period End Date	Mar. 31, 2022
Document Annual Report	true
Document Registration Statement	false
Document Type	40-F
Entity Registrant Name	HIVE BLOCKCHAIN TECHNOLOGIES LTD.
Entity Central Index Key	0001720424
Current Fiscal Year End Date	--03-31
Amendment Flag	false
Entity Current Reporting Status	Yes
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Interactive Data Current	Yes
Entity File Number	001-40398
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	Suite 855 - 789 West Pender Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6C 1H2
City Area Code	604
Local Phone Number	664-1078
Annual Information Form	true
Audited Annual Financial Statements	true
Trading Symbol	HIVE
Title of 12(b) Security	Common Shares
Security Exchange Name	NASDAQ
Auditor Name	DAVIDSON & COMPANY LLP
Auditor Location	Vancouver, Canada
Auditor Firm ID	731
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	Corporation Service Company
Entity Address, Address Line One	19 West 44
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036